Private Placement (Details) - USD ($)	Oct. 08, 2021	Mar. 31, 2023	Dec. 31, 2022
Private Placement [Member]
Private Placement (Details) [Line Items]
Units Issued During Period Shares New Issues	885,000
Shares Issued, Price Per Share (in Dollars per share)	$ 10
Proceeds from Issuance of Private Placement (in Dollars)	$ 8,850,000
Common Class A [Member]
Private Placement (Details) [Line Items]
Number Of Shares Included In Unit		1	1
Cantor Fitzgerald and Co [Member] | Private Placement [Member]
Private Placement (Details) [Line Items]
Units Issued During Period Shares New Issues	155,000
Cohen and Company Capital Markets [Member] | Private Placement [Member]
Private Placement (Details) [Line Items]
Units Issued During Period Shares New Issues	30,004
Sponsor and Cohen and Company Capital Markets [Member] | Private Placement [Member]
Private Placement (Details) [Line Items]
Units Issued During Period Shares New Issues	699,996
Public Warrants [Member]
Private Placement (Details) [Line Items]
Number of warrants included in Unit		1	1
Public Warrants [Member] | Common Class A [Member]
Private Placement (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share)		$ 18	$ 18
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 11.5	$ 11.5
Private Placement Warrants [Member] | Common Class A [Member]
Private Placement (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 11.5	$ 11.5